INCOME TAXES (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current (including the impact of ASC 470)	$ 1,965	$ 42	$ (445)
Deferred	793	810	1,451
Actual tax expense	2,758	852	1,006
Domestic	190	(2,313)	41
Foreign	2,568	3,165	965
Total domestic and foreign	$ 2,758	$ 852	$ 1,006